Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash			$ 497,259
Prepaid expenses and other	65,577	81,223	600,493
Total current assets	65,577	81,223	1,097,752
Prepaid expenses - noncurrent			80,170
Investments held in Trust Account	20,136,022	19,901,169	299,004,083
TOTAL ASSETS	20,201,599	19,982,392	300,182,005
Current liabilities:
Accounts payable and accrued expenses	365,010	152,005	180,634
Loan and Transfer note - payable	217,232	12,384
Financial Liability - SPAC loan	1,782,202
Due to affiliate	268,939	238,939	122,689
Total current liabilities	2,633,383	403,328	303,323
Deferred Underwriting fee payable			10,812,500
TOTAL LIABILITIES	2,633,383	403,328	11,115,823
Commitments and contingencies (Note 5)
REDEEMABLE ORDINARY SHARES
Class A ordinary shares subject to possible redemption at redemption value, $0.0001 par value, 1,803,729 and 28,750,000 shares as of December 31, 2023 and 2022, respectively	20,136,022	19,901,169	299,004,083
SHAREHOLDER’S DEFICIT
Convertible preferred stock
Additional paid-in capital	11,421,183	10,964,930
Accumulated deficit	(13,989,708)	(11,287,754)	(9,938,620)
Total shareholders’ deficit	(2,567,806)	(322,105)	(9,937,901)
TOTAL LIABILITIES, REDEEMABLE ORDINARY SHARES AND SHAREHOLDERS’ DEFICIT	20,201,599	19,982,392	300,182,005
Visiox Pharmaceuticals, Inc. [Member]
Current assets:
Cash	393,191	535,977	649,406
Total current assets	393,191	535,977	649,406
Current liabilities:
Accounts payable	1,774,717	1,848,127	843,311
Accrued expenses	265,687	510,300	148,710
Convertible note payable	1,992,941	990,423
Derivative liability		10,027
License fee payable	6,000,000	6,000,000
Equity liability	3,000,000	3,000,000	3,000,000
Dividend payable			162,558
Total current liabilities	13,033,345	12,358,877	4,154,579
Commitments and contingencies (Note 5)
SHAREHOLDER’S DEFICIT
Convertible preferred units, value			3,280,000
Common units			1,535,105
Common stock, value
Additional paid-in capital	7,634,350	7,242,704
Accumulated deficit	(20,287,504)	(19,078,604)	(8,320,278)
Total shareholders’ deficit	(12,640,154)	(11,822,900)	(3,505,173)
TOTAL LIABILITIES, REDEEMABLE ORDINARY SHARES AND SHAREHOLDERS’ DEFICIT	393,191	535,977	649,406
Common Class A [Member]
SHAREHOLDER’S DEFICIT
Common stock, value	719	719
Common Class B [Member]
SHAREHOLDER’S DEFICIT
Common stock, value			719
Series A Preferred Stock [Member] | Visiox Pharmaceuticals, Inc. [Member]
SHAREHOLDER’S DEFICIT
Convertible preferred stock	1,931	1,931
Series B Preferred Stock [Member] | Visiox Pharmaceuticals, Inc. [Member]
SHAREHOLDER’S DEFICIT
Convertible preferred stock	$ 11,069	$ 11,069